Schedule of Investments (unaudited) April 30, 2020	iShares® MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 6.6%
AGL Energy Ltd.	2,386,190	$26,495,569
Alumina Ltd.	9,048,706	10,278,467
AMP Ltd.(a)	12,657,690	11,850,396
APA Group	4,371,566	31,253,744
Aristocrat Leisure Ltd.	2,127,046	35,496,791
ASX Ltd.	716,035	38,229,674
Aurizon Holdings Ltd.	7,336,345	22,526,565
AusNet Services	6,817,289	8,368,649
Australia & New Zealand Banking Group Ltd.	10,510,111	116,288,398
Bendigo & Adelaide Bank Ltd.	1,898,855	8,130,400
BHP Group Ltd.	10,941,307	231,731,925
BHP Group PLC	7,836,235	132,073,209
BlueScope Steel Ltd.	1,931,751	12,963,354
Boral Ltd.	4,332,929	8,567,042
Brambles Ltd.	5,759,352	41,778,781
Caltex Australia Ltd.	921,184	15,029,233
Challenger Ltd.	2,031,194	6,595,921
CIMIC Group Ltd.	354,856	5,724,469
Coca-Cola Amatil Ltd.	1,875,005	10,655,272
Cochlear Ltd.	237,266	28,659,873
Coles Group Ltd.	4,951,634	50,280,862
Commonwealth Bank of Australia	6,575,219	269,867,678
Computershare Ltd.	1,801,699	14,367,192
Crown Resorts Ltd.	1,377,129	8,916,888
CSL Ltd.	1,685,852	341,537,408
Dexus	4,056,359	24,326,198
Flight Centre Travel Group Ltd.	321,089	2,310,285
Fortescue Metals Group Ltd.	5,149,527	40,321,892
Goodman Group	6,099,445	52,511,987
GPT Group (The)	7,196,337	19,929,401
Harvey Norman Holdings Ltd.	2,060,386	3,750,039
Incitec Pivot Ltd.	5,934,116	9,285,308
Insurance Australia Group Ltd.	8,555,001	32,373,547
James Hardie Industries PLC	1,636,190	24,016,611
Lendlease Group	2,106,334	17,044,650
Macquarie Group Ltd.	1,250,094	84,020,703
Magellan Financial Group Ltd.	467,450	15,614,137
Medibank Pvt Ltd.	10,171,557	17,980,161
Mirvac Group	14,540,218	21,323,639
National Australia Bank Ltd.	10,721,765	119,051,401
Newcrest Mining Ltd.(b)	2,854,497	51,467,836
Oil Search Ltd.	7,313,163	14,603,181
Orica Ltd.	1,497,462	17,568,561
Origin Energy Ltd.	6,494,243	23,639,904
Qantas Airways Ltd.	2,694,477	6,809,327
QBE Insurance Group Ltd.	5,399,461	29,870,982
Ramsay Health Care Ltd.	605,884	24,835,652
REA Group Ltd.	194,948	11,363,119
Rio Tinto Ltd.	1,378,341	78,969,018
Santos Ltd.	6,562,485	21,224,509
Scentre Group	19,597,469	29,894,981
Seek Ltd.	1,238,257	14,114,059
Sonic Healthcare Ltd.	1,669,459	29,718,531
South32 Ltd.	18,327,651	23,818,242
Stockland	8,909,303	16,798,813
Suncorp Group Ltd.	4,664,832	28,066,865
Sydney Airport	4,085,237	16,850,011
Tabcorp Holdings Ltd.	7,470,437	15,748,684

Security	Shares	Value

Australia (continued)
Telstra Corp. Ltd.	15,453,717	$30,858,526
TPG Telecom Ltd.	1,369,754	6,600,286
Transurban Group	10,148,378	91,689,183
Treasury Wine Estates Ltd.	2,664,273	17,704,642
Vicinity Centres	11,769,532	11,481,215
Washington H Soul Pattinson & Co. Ltd.	438,546	5,323,132
Wesfarmers Ltd.	4,210,409	103,894,559
Westpac Banking Corp.	13,253,990	141,267,877
WiseTech Global Ltd.(c)	527,773	6,423,459
Woodside Petroleum Ltd.	3,490,728	51,306,777
Woolworths Group Ltd.	4,683,605	109,622,244
Worley Ltd.	1,247,220	7,348,995

		3,010,410,889

Austria — 0.2%
ANDRITZ AG	267,827	8,800,526
Erste Group Bank AG	1,108,832	24,077,532
OMV AG	543,987	17,815,283
Raiffeisen Bank International AG	539,758	9,299,527
Verbund AG	248,976	11,279,012
voestalpine AG	429,884	8,896,746

		80,168,626

Belgium — 0.8%
Ageas	661,892	23,815,271
Anheuser-Busch InBev SA/NV	2,829,609	129,797,441
Colruyt SA	207,767	12,429,718
Galapagos NV(a)	167,962	37,069,704
Groupe Bruxelles Lambert SA	298,203	23,804,190
KBC Group NV	924,860	49,920,592
Proximus SADP	560,240	11,947,391
Solvay SA	274,919	21,451,699
Telenet Group Holding NV	168,472	7,026,802
UCB SA	468,185	42,839,559
Umicore SA	729,146	31,474,146

		391,576,513

Denmark — 2.2%
AP Moller — Maersk A/S, Class A	13,933	12,857,643
AP Moller — Maersk A/S, Class B, NVS	24,290	24,145,023
Carlsberg A/S, Class B	396,882	50,033,827
Chr Hansen Holding A/S	390,018	33,603,630
Coloplast A/S, Class B	440,051	69,587,327
Danske Bank A/S(a)	2,383,697	28,279,638
Demant A/S(a)	409,536	9,786,435
DSV Panalpina A/S	785,004	80,982,551
Genmab A/S(a)	240,989	57,941,531
H Lundbeck A/S	256,959	9,360,564
ISS A/S(a)	581,566	8,675,693
Novo Nordisk A/S, Class B	6,572,111	419,088,899
Novozymes A/S, Class B	791,911	38,789,471
Orsted A/S(d)	702,124	70,968,580
Pandora A/S	369,485	13,123,332
Tryg A/S	446,292	11,814,797
Vestas Wind Systems A/S	699,792	60,231,853

		999,270,794

Finland — 1.2%
Elisa OYJ	527,838	32,052,130
Fortum OYJ	1,640,626	27,224,208
Kone OYJ, Class B	1,262,011	76,467,755
Metso OYJ	389,655	10,810,567
Neste OYJ	1,570,558	55,615,099

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Finland (continued)
Nokia OYJ	20,907,030	$76,117,828
Nokian Renkaat OYJ	460,333	9,849,599
Nordea Bank Abp	11,987,243	77,614,183
Orion OYJ, Class B	388,880	19,755,107
Sampo OYJ, Class A	1,642,582	54,405,383
Stora Enso OYJ, Class R	2,153,117	25,469,734
UPM-Kymmene OYJ	1,973,964	54,614,203
Wartsila OYJ Abp	1,643,238	12,066,116

		532,061,912

France — 10.4%
Accor SA	645,984	17,915,069
Aeroports de Paris	109,124	10,685,401
Air Liquide SA	1,756,383	223,349,237
Airbus SE(a)	2,167,012	137,379,796
Alstom SA	704,084	28,811,401
Amundi SA(d)	223,447	14,831,333
Arkema SA	253,919	21,053,490
Atos SE	362,365	25,822,205
AXA SA	7,173,511	127,254,329
BioMerieux	153,255	19,018,558
BNP Paribas SA	4,174,647	131,116,157
Bollore SA	3,236,991	8,587,142
Bouygues SA	825,660	25,421,146
Bureau Veritas SA	1,086,734	22,544,274
Capgemini SE	587,112	55,136,280
Carrefour SA	2,242,266	33,143,094
Casino Guichard Perrachon SA(c)	197,091	7,389,358
Cie. de Saint-Gobain	1,820,220	48,267,155
Cie. Generale des Etablissements Michelin SCA	633,871	61,860,242
CNP Assurances(a)	624,396	6,445,765
Covivio	176,219	11,030,673
Credit Agricole SA	4,263,579	34,006,193
Danone SA	2,285,169	158,336,317
Dassault Aviation SA	9,126	7,446,801
Dassault Systemes SE	487,633	71,329,636
Edenred	898,648	36,192,307
Eiffage SA	289,799	23,711,035
Electricite de France SA	2,243,924	17,877,816
Engie SA	6,774,317	73,486,773
EssilorLuxottica SA	1,053,126	129,940,508
Eurazeo SE	145,350	6,950,752
Eurofins Scientific SE	42,786	23,666,067
Eutelsat Communications SA	640,041	7,178,617
Faurecia SE	277,000	10,030,340
Gecina SA	169,093	22,058,218
Getlink SE	1,625,072	20,700,715
Hermes International	117,542	85,975,066
ICADE	108,780	8,358,142
Iliad SA(c)	54,411	8,105,105
Ingenico Group SA	226,264	28,425,748
Ipsen SA	137,877	10,231,379
JCDecaux SA	311,947	6,464,501
Kering SA	281,282	141,782,158
Klepierre SA	741,719	14,992,929
Legrand SA	989,479	66,673,912
L’Oreal SA	932,513	270,972,472
LVMH Moet Hennessy Louis Vuitton SE	1,032,427	398,556,500
Natixis SA	3,417,385	8,088,755
Orange SA	7,402,082	90,277,005
Pernod Ricard SA	788,055	120,065,072

Security	Shares	Value

France (continued)
Peugeot SA(c)	2,172,916	$31,118,429
Publicis Groupe SA	799,954	23,771,021
Remy Cointreau SA	82,801	9,232,438
Renault SA	709,373	14,067,930
Safran SA	1,212,566	111,854,549
Sanofi	4,188,032	409,127,981
Sartorius Stedim Biotech	101,818	24,423,152
Schneider Electric SE	2,052,664	187,641,663
SCOR SE	675,420	19,012,537
SEB SA	82,799	9,957,733
SES SA	1,336,039	8,920,663
Societe Generale SA	3,004,418	46,925,932
Sodexo SA	327,109	25,975,477
STMicroelectronics NV	2,528,777	65,671,225
Suez	1,252,781	14,153,942
Teleperformance	217,637	48,748,255
Thales SA	393,703	29,814,747
TOTAL SA	8,912,535	320,678,357
Ubisoft Entertainment SA(a)	334,352	24,873,370
Unibail-Rodamco-Westfield	322,312	18,964,679
Unibail-Rodamco-Westfield, New	189,813	11,168,504
Valeo SA	890,458	20,647,493
Veolia Environnement SA	1,996,477	42,608,648
Vinci SA	1,909,736	156,252,496
Vivendi SA	3,068,337	66,223,560
Wendel SE	99,227	8,477,299
Worldline SA(a)(d)	508,117	34,494,379

		4,723,749,403

Germany — 7.9%
adidas AG	669,699	153,452,638
Allianz SE, Registered	1,549,233	286,568,194
Aroundtown SA	4,522,948	24,324,063
BASF SE	3,410,162	174,375,474
Bayer AG, Registered	3,648,163	240,309,360
Bayerische Motoren Werke AG	1,228,380	72,721,271
Beiersdorf AG	373,707	39,122,922
Brenntag AG	570,086	25,719,658
Carl Zeiss Meditec AG, Bearer	148,711	14,651,338
Commerzbank AG	3,680,641	13,601,962
Continental AG	407,716	34,475,302
Covestro AG(d)	641,124	21,544,202
Daimler AG, Registered(c)	3,375,264	116,582,566
Delivery Hero SE(a)(d)	418,622	35,305,779
Deutsche Bank AG, Registered(c)	7,279,722	54,044,237
Deutsche Boerse AG	705,225	109,492,355
Deutsche Lufthansa AG, Registered(a)(c)	873,963	7,809,258
Deutsche Post AG, Registered	3,671,536	109,181,901
Deutsche Telekom AG, Registered	12,374,889	180,609,902
Deutsche Wohnen SE	1,331,462	53,958,955
E.ON SE	8,330,514	83,451,861
Evonik Industries AG	775,121	19,068,313
Fraport AG Frankfurt Airport Services Worldwide(c)	152,858	6,703,711
Fresenius Medical Care AG & Co. KGaA	790,372	62,035,656
Fresenius SE & Co. KGaA	1,547,510	67,172,353
GEA Group AG	565,741	13,000,384
Hannover Rueck SE	223,549	35,626,139
HeidelbergCement AG	550,679	26,165,021
Henkel AG & Co. KGaA	385,438	30,016,300
HOCHTIEF AG	90,904	7,143,942
Infineon Technologies AG	4,641,569	86,172,272

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
KION Group AG	238,251	$11,823,929
Knorr-Bremse AG	178,951	16,632,985
LANXESS AG	315,530	15,538,174
Merck KGaA	478,430	55,598,979
METRO AG	656,298	5,698,988
MTU Aero Engines AG	192,643	26,227,530
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	535,720	117,824,226
Puma SE	305,833	19,221,086
QIAGEN NV(a)	839,942	34,959,557
RWE AG	2,162,234	62,144,050
SAP SE	3,650,212	435,550,471
Siemens AG, Registered	2,840,869	263,490,575
Siemens Healthineers AG(c)(d)	553,450	24,368,987
Symrise AG	477,107	48,244,145
Telefonica Deutschland Holding AG	3,265,055	9,280,276
thyssenkrupp AG(a)(c)	1,488,836	9,914,789
TUI AG(c)	1,640,999	6,551,154
Uniper SE	744,137	19,968,802
United Internet AG, Registered	377,884	13,017,038
Volkswagen AG	119,704	17,870,535
Vonovia SE	1,911,884	94,338,586
Wirecard AG(c)	434,577	43,029,688
Zalando SE(a)(d)	514,622	25,077,474

		3,580,779,313

Hong Kong — 3.7%
AIA Group Ltd.	44,892,200	406,730,854
ASM Pacific Technology Ltd.	1,114,500	11,058,895
Bank of East Asia Ltd. (The)(c)	4,706,840	9,743,987
BeiGene Ltd., ADR(a)(c)	142,992	21,853,467
BOC Hong Kong Holdings Ltd.	13,680,500	41,086,182
Budweiser Brewing Co. APAC Ltd.(a)(c)(d)	4,868,300	12,965,615
CK Asset Holdings Ltd.	9,589,184	59,167,492
CK Hutchison Holdings Ltd.	10,033,184	72,519,717
CK Infrastructure Holdings Ltd.	2,447,792	14,240,391
CLP Holdings Ltd.	6,103,000	63,632,522
Dairy Farm International Holdings Ltd.	1,252,400	5,998,996
Galaxy Entertainment Group Ltd.	8,043,000	51,095,737
Hang Lung Properties Ltd.	7,428,000	15,545,631
Hang Seng Bank Ltd.(c)	2,821,100	48,490,489
Henderson Land Development Co. Ltd.	5,392,764	21,526,633
HK Electric Investments & HK Electric Investments Ltd.	9,739,000	9,810,921
HKT Trust & HKT Ltd.	14,024,440	22,004,373
Hong Kong & China Gas Co. Ltd.	37,516,144	65,476,711
Hong Kong Exchanges & Clearing Ltd.	4,722,100	149,844,619
Hongkong Land Holdings Ltd.	4,321,000	18,191,410
Jardine Matheson Holdings Ltd.	820,400	36,064,784
Jardine Strategic Holdings Ltd.	826,200	17,804,610
Kerry Properties Ltd.	2,387,500	6,403,662
Link REIT	7,776,058	68,151,303
Melco Resorts & Entertainment Ltd., ADR	801,748	12,683,653
MTR Corp. Ltd.	5,700,000	30,899,642
New World Development Co. Ltd.	22,719,132	26,176,903
NWS Holdings Ltd.	5,834,000	5,935,854
PCCW Ltd.	15,579,000	9,318,341
Power Assets Holdings Ltd.	5,142,000	33,572,700
Sands China Ltd.	9,012,000	36,200,727
Sino Land Co. Ltd.	11,714,000	15,989,686
SJM Holdings Ltd.	7,202,000	6,964,978

Security	Shares	Value

Hong Kong (continued)
Sun Hung Kai Properties Ltd.	5,917,000	$79,277,260
Swire Pacific Ltd., Class A	1,839,000	11,787,045
Swire Properties Ltd.	4,302,855	11,784,778
Techtronic Industries Co. Ltd.	5,083,033	37,796,211
Vitasoy International Holdings Ltd.(c)	2,802,000	9,844,140
WH Group Ltd.(d)	35,184,500	33,140,451
Wharf Real Estate Investment Co. Ltd.(c)	4,577,912	18,879,226
Wheelock & Co. Ltd.(c)	3,090,000	22,081,561
Wynn Macau Ltd.	5,777,200	9,893,769
Yue Yuen Industrial Holdings Ltd.	2,698,500	4,233,952

		1,665,869,878

Ireland — 0.6%
AIB Group PLC(a)	2,937,609	4,021,953
Bank of Ireland Group PLC	3,501,662	7,068,587
CRH PLC	2,934,396	88,546,898
Flutter Entertainment PLC(a)	297,990	36,457,584
Kerry Group PLC, Class A	587,740	67,400,786
Kingspan Group PLC	568,871	28,973,421
Smurfit Kappa Group PLC	835,316	26,185,053

		258,654,282

Israel — 0.6%
Azrieli Group Ltd.	156,264	9,323,886
Bank Hapoalim BM	4,241,125	27,468,521
Bank Leumi Le-Israel BM	5,487,318	29,864,138
Check Point Software Technologies Ltd.(a)(c)	452,037	47,798,392
CyberArk Software Ltd.(a)(c)	139,329	13,760,132
Elbit Systems Ltd.	88,721	12,128,876
ICL Ltd.	2,585,965	9,067,157
Isracard Ltd.	1	1
Israel Discount Bank Ltd., Class A	4,386,150	14,368,183
Mizrahi Tefahot Bank Ltd.	512,616	10,595,255
Nice Ltd.(a)	230,190	38,485,481
Teva Pharmaceutical Industries Ltd., ADR(a)(c)	4,054,104	43,541,077
Wix.com Ltd.(a)(c)	178,868	23,397,723

		279,798,822

Italy — 1.9%
Assicurazioni Generali SpA	4,064,460	57,940,209
Atlantia SpA	1,829,201	29,762,343
CNH Industrial NV(a)	3,759,063	23,518,024
Davide Campari-Milano SpA	2,137,907	16,555,460
Enel SpA	30,208,911	206,335,618
Eni SpA	9,446,586	90,162,401
Ferrari NV	446,994	70,207,559
FinecoBank Banca Fineco SpA	2,491,057	27,666,527
Intesa Sanpaolo SpA	55,176,873	85,999,319
Leonardo SpA	1,794,763	12,372,768
Mediobanca Banca di Credito Finanziario SpA	2,268,992	13,141,878
Moncler SpA	666,147	25,026,333
Pirelli & C SpA(d)	1,457,733	5,674,511
Poste Italiane SpA(d)	1,920,947	16,310,308
Prysmian SpA	887,777	16,695,799
Recordati SpA	385,012	16,728,981
Snam SpA	7,533,463	33,731,727
Telecom Italia SpA/Milano(a)(c)	33,538,508	13,283,276
Tenaris SA	1,735,989	12,157,734
Terna Rete Elettrica Nazionale SpA	5,197,144	32,560,706
UniCredit SpA(a)	7,435,828	57,247,418

		863,078,899

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan — 25.7%
ABC-Mart Inc.	121,900	$6,281,096
Acom Co. Ltd.	1,493,670	6,117,992
Advantest Corp.	735,100	36,227,400
Aeon Co. Ltd.	2,422,500	49,193,050
AEON Financial Service Co. Ltd.	421,390	4,452,898
Aeon Mall Co. Ltd.	394,910	5,044,626
AGC Inc.	676,400	17,072,087
Air Water Inc.	661,600	9,008,179
Aisin Seiki Co. Ltd.	597,600	17,407,996
Ajinomoto Co. Inc.	1,612,600	28,893,642
Alfresa Holdings Corp.	689,200	13,908,389
Alps Alpine Co. Ltd.(c)	764,500	8,028,555
Amada Co. Ltd.	1,238,500	11,384,911
ANA Holdings Inc.(a)	428,300	9,216,050
Aozora Bank Ltd.	441,800	7,986,154
Asahi Group Holdings Ltd.	1,346,300	47,086,193
Asahi Intecc Co. Ltd.	720,100	19,279,434
Asahi Kasei Corp.	4,632,500	33,140,342
Astellas Pharma Inc.	7,015,450	117,202,987
Bandai Namco Holdings Inc.	738,300	37,496,678
Bank of Kyoto Ltd. (The)	199,100	6,907,570
Benesse Holdings Inc.	262,300	7,530,378
Bridgestone Corp.	2,118,600	66,925,055
Brother Industries Ltd.	836,400	14,360,410
Calbee Inc.	301,700	9,211,675
Canon Inc.	3,716,000	79,386,562
Casio Computer Co. Ltd.	712,300	11,390,405
Central Japan Railway Co.	536,200	85,267,508
Chiba Bank Ltd. (The)	2,033,000	9,543,798
Chubu Electric Power Co. Inc.	2,384,100	32,517,042
Chugai Pharmaceutical Co. Ltd.	834,700	99,990,714
Chugoku Electric Power Co. Inc. (The)	1,023,800	13,844,062
Coca-Cola Bottlers Japan Holdings Inc.	464,900	8,455,889
Concordia Financial Group Ltd.	3,890,200	12,077,864
Credit Saison Co. Ltd.	590,300	6,817,417
CyberAgent Inc.	374,100	15,882,676
Dai Nippon Printing Co. Ltd.	917,000	19,637,443
Daicel Corp.	942,500	7,720,858
Daifuku Co. Ltd.	374,700	26,385,103
Dai-ichi Life Holdings Inc.	3,989,252	50,772,637
Daiichi Sankyo Co. Ltd.	2,105,895	145,375,386
Daikin Industries Ltd.	925,300	121,184,145
Daito Trust Construction Co. Ltd.	266,300	25,687,422
Daiwa House Industry Co. Ltd.	2,102,300	54,211,364
Daiwa House REIT Investment Corp.	7,297	17,775,925
Daiwa Securities Group Inc.	5,603,100	23,494,927
Denso Corp.	1,608,300	57,332,394
Dentsu Group Inc.	802,000	17,084,734
Disco Corp.	97,700	22,247,113
East Japan Railway Co.	1,127,900	83,040,695
Eisai Co. Ltd.	934,900	65,832,487
Electric Power Development Co. Ltd.	545,000	11,008,557
FamilyMart Co. Ltd.	933,400	15,999,647
FANUC Corp.	726,700	121,167,635
Fast Retailing Co. Ltd.	213,200	102,677,327
Fuji Electric Co. Ltd.	464,300	11,262,863
FUJIFILM Holdings Corp.	1,335,900	64,199,655
Fujitsu Ltd.	729,900	71,908,136
Fukuoka Financial Group Inc.	627,600	9,096,928
GMO Payment Gateway Inc.(c)	156,800	14,149,904

Security	Shares	Value

Japan (continued)
Hakuhodo DY Holdings Inc.	852,420	$9,581,604
Hamamatsu Photonics KK	524,000	23,177,818
Hankyu Hanshin Holdings Inc.	862,400	29,839,435
Hikari Tsushin Inc.	73,800	14,486,015
Hino Motors Ltd.	1,051,500	6,352,167
Hirose Electric Co. Ltd.	119,748	13,292,269
Hisamitsu Pharmaceutical Co. Inc.	198,900	9,448,843
Hitachi Chemical Co. Ltd.	400,500	17,246,949
Hitachi Construction Machinery Co. Ltd.	399,200	9,504,495
Hitachi Ltd.	3,589,500	108,791,037
Hitachi Metals Ltd.	780,700	7,709,536
Honda Motor Co. Ltd.	6,052,700	147,758,670
Hoshizaki Corp.	199,000	15,334,175
Hoya Corp.	1,401,500	129,304,708
Hulic Co. Ltd.	1,117,400	11,201,691
Idemitsu Kosan Co. Ltd.	719,583	16,621,032
IHI Corp.	544,900	6,884,181
Iida Group Holdings Co. Ltd.	548,080	7,375,388
Inpex Corp.	3,767,043	24,345,662
Isetan Mitsukoshi Holdings Ltd.	1,224,200	7,532,834
Isuzu Motors Ltd.	2,033,500	15,686,484
ITOCHU Corp.	5,001,600	99,391,219
Itochu Techno-Solutions Corp.	350,500	10,816,384
J Front Retailing Co. Ltd.	844,800	7,023,212
Japan Airlines Co. Ltd.	433,200	7,859,055
Japan Airport Terminal Co. Ltd.	198,900	8,230,537
Japan Exchange Group Inc.	1,887,100	35,506,104
Japan Post Bank Co. Ltd.(c)	1,481,900	13,844,093
Japan Post Holdings Co. Ltd.	5,835,000	47,188,554
Japan Post Insurance Co. Ltd.	829,200	10,716,364
Japan Prime Realty Investment Corp.	2,928	8,186,955
Japan Real Estate Investment Corp.	4,835	26,405,199
Japan Retail Fund Investment Corp.	9,612	10,642,547
Japan Tobacco Inc.	4,453,800	83,903,120
JFE Holdings Inc.	1,792,675	12,137,249
JGC Holdings Corp.	796,600	7,851,652
JSR Corp.	703,800	13,426,399
JTEKT Corp.	761,300	5,666,945
JXTG Holdings Inc.	11,359,750	40,654,382
Kajima Corp.	1,645,800	17,391,443
Kakaku.com Inc.	502,400	10,335,999
Kamigumi Co. Ltd.	393,400	7,000,890
Kansai Electric Power Co. Inc. (The)	2,592,600	26,790,321
Kansai Paint Co. Ltd.	655,000	12,624,071
Kao Corp.	1,791,300	139,303,790
Kawasaki Heavy Industries Ltd.	525,900	8,085,095
KDDI Corp.	6,560,600	190,741,155
Keihan Holdings Co. Ltd.	351,900	15,943,849
Keikyu Corp.	807,500	13,380,932
Keio Corp.	378,400	21,585,449
Keisei Electric Railway Co. Ltd.	476,700	14,532,585
Keyence Corp.	678,592	246,028,072
Kikkoman Corp.	540,000	25,147,987
Kintetsu Group Holdings Co. Ltd.	635,500	30,665,170
Kirin Holdings Co. Ltd.	3,056,100	59,401,542
Kobayashi Pharmaceutical Co. Ltd.	189,800	17,642,605
Koito Manufacturing Co. Ltd.	385,200	14,732,950
Komatsu Ltd.	3,425,600	66,070,978
Konami Holdings Corp.	342,700	10,912,176
Konica Minolta Inc.	1,634,900	6,436,554

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Kose Corp.	122,600	$15,431,767
Kubota Corp.	3,844,800	48,430,781
Kuraray Co. Ltd.	1,176,100	11,933,123
Kurita Water Industries Ltd.	364,600	10,330,930
Kyocera Corp.	1,190,500	64,337,210
Kyowa Kirin Co. Ltd.	898,500	21,156,993
Kyushu Electric Power Co. Inc.	1,386,700	11,061,440
Kyushu Railway Co.	597,200	16,212,387
Lawson Inc.	193,500	10,078,973
LINE Corp.(a)	220,800	10,881,526
Lion Corp.	828,200	17,433,751
LIXIL Group Corp.	984,080	12,037,000
M3 Inc.	1,639,500	59,640,483
Makita Corp.	836,300	27,528,648
Marubeni Corp.	5,764,000	28,244,597
Marui Group Co. Ltd.	695,100	11,518,373
Maruichi Steel Tube Ltd.	203,000	4,618,684
Mazda Motor Corp.	2,079,300	11,900,048
McDonald’s Holdings Co. Japan Ltd.	244,500	12,072,380
Mebuki Financial Group Inc.	3,196,790	6,786,097
Medipal Holdings Corp.	679,700	13,309,878
MEIJI Holdings Co. Ltd.	428,404	29,926,384
Mercari Inc.(a)	283,700	7,197,626
MINEBEA MITSUMI Inc.	1,333,700	22,125,439
MISUMI Group Inc.	1,049,900	25,389,642
Mitsubishi Chemical Holdings Corp.	4,722,000	27,262,943
Mitsubishi Corp.	5,011,400	107,787,160
Mitsubishi Electric Corp.	6,771,200	84,881,410
Mitsubishi Estate Co. Ltd.	4,384,100	72,258,627
Mitsubishi Gas Chemical Co. Inc.	596,800	7,417,096
Mitsubishi Heavy Industries Ltd.	1,185,800	30,644,394
Mitsubishi Materials Corp.	416,600	8,633,147
Mitsubishi Motors Corp.	2,443,400	6,969,065
Mitsubishi UFJ Financial Group Inc.	45,661,580	185,447,461
Mitsubishi UFJ Lease & Finance Co. Ltd.	1,529,500	7,423,299
Mitsui & Co. Ltd.	6,143,700	86,983,324
Mitsui Chemicals Inc.	678,400	13,487,431
Mitsui Fudosan Co. Ltd.	3,264,500	60,994,726
Mitsui OSK Lines Ltd.	426,600	7,551,819
Mizuho Financial Group Inc.	89,487,260	105,274,207
MonotaRO Co. Ltd.	464,300	15,066,358
MS&AD Insurance Group Holdings Inc.	1,763,788	51,494,330
Murata Manufacturing Co. Ltd.	2,134,700	120,154,854
Nabtesco Corp.	418,100	12,159,639
Nagoya Railroad Co. Ltd.	694,200	20,092,103
NEC Corp.	926,200	36,074,466
Nexon Co. Ltd.	1,829,800	29,842,158
NGK Insulators Ltd.	962,800	12,821,127
NGK Spark Plug Co. Ltd.	583,500	8,850,582
NH Foods Ltd.	310,900	11,207,925
Nidec Corp.	1,658,800	97,509,859
Nikon Corp.	1,174,500	11,060,191
Nintendo Co. Ltd.	417,300	174,240,847
Nippon Building Fund Inc.	4,940	29,704,213
Nippon Express Co. Ltd.	298,800	14,781,428
Nippon Paint Holdings Co. Ltd.	544,400	31,614,757
Nippon Prologis REIT Inc.	7,378	20,394,976
Nippon Shinyaku Co. Ltd.	174,000	12,317,576
Nippon Steel Corp.	2,987,235	25,473,976
Nippon Telegraph & Telephone Corp.	4,782,300	109,254,771

Security	Shares	Value

Japan (continued)
Nippon Yusen KK	570,000	$7,622,387
Nissan Chemical Corp.	464,300	17,975,424
Nissan Motor Co. Ltd.	8,585,500	29,690,166
Nisshin Seifun Group Inc.	726,997	11,435,068
Nissin Foods Holdings Co. Ltd.	231,000	19,096,086
Nitori Holdings Co. Ltd.	302,000	46,654,884
Nitto Denko Corp.	597,500	30,228,410
Nomura Holdings Inc.	12,243,500	51,499,755
Nomura Real Estate Holdings Inc.	464,500	7,697,143
Nomura Real Estate Master Fund Inc.	15,101	17,454,375
Nomura Research Institute Ltd.	1,252,271	30,845,671
NSK Ltd.	1,301,600	9,104,566
NTT Data Corp.	2,309,855	23,868,610
NTT DOCOMO Inc.	4,959,217	145,991,632
Obayashi Corp.	2,393,100	21,304,823
Obic Co. Ltd.	238,700	36,206,237
Odakyu Electric Railway Co. Ltd.	1,094,300	24,283,667
Oji Holdings Corp.	3,176,000	16,335,157
Olympus Corp.	4,317,200	69,662,212
Omron Corp.	691,900	41,151,017
Ono Pharmaceutical Co. Ltd.	1,369,500	33,182,536
Oracle Corp. Japan	142,900	14,859,943
Oriental Land Co. Ltd.	739,200	94,564,511
ORIX Corp.	4,900,300	59,068,469
Orix JREIT Inc.	9,628	11,677,670
Osaka Gas Co. Ltd.	1,388,200	25,950,454
Otsuka Corp.	385,700	17,475,256
Otsuka Holdings Co. Ltd.	1,449,900	57,692,285
Pan Pacific International Holdings Corp.	1,642,000	31,969,365
Panasonic Corp.	8,172,068	63,184,793
Park24 Co. Ltd.	433,000	6,996,998
PeptiDream Inc.(a)	343,100	12,994,389
Persol Holdings Co. Ltd.	649,500	7,659,041
Pigeon Corp.(c)	432,900	15,525,053
Pola Orbis Holdings Inc.	336,000	6,026,540
Rakuten Inc.	3,185,100	27,283,411
Recruit Holdings Co. Ltd.	5,040,000	149,972,226
Renesas Electronics Corp.(a)	2,808,500	15,232,899
Resona Holdings Inc.	7,728,200	24,355,014
Ricoh Co. Ltd.	2,470,800	17,098,162
Rinnai Corp.	122,800	9,382,111
Rohm Co. Ltd.	341,200	21,888,362
Ryohin Keikaku Co. Ltd.	867,500	10,481,227
Sankyo Co. Ltd.	171,200	4,754,888
Santen Pharmaceutical Co. Ltd.	1,329,800	23,677,367
SBI Holdings Inc.	875,080	16,620,260
Secom Co. Ltd.	778,800	65,582,775
Sega Sammy Holdings Inc.	633,138	7,762,135
Seibu Holdings Inc.	736,000	8,913,078
Seiko Epson Corp.	1,028,000	11,795,539
Sekisui Chemical Co. Ltd.	1,363,500	17,468,509
Sekisui House Ltd.	2,303,400	40,032,439
Seven & i Holdings Co. Ltd.	2,799,880	93,028,229
Seven Bank Ltd.	2,207,000	6,026,502
SG Holdings Co. Ltd.	539,900	15,106,193
Sharp Corp.	781,100	8,758,020
Shimadzu Corp.	836,100	20,993,393
Shimamura Co. Ltd.	76,500	4,864,637
Shimano Inc.	276,600	40,972,030
Shimizu Corp.	2,172,800	16,986,588

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Shin-Etsu Chemical Co. Ltd.	1,314,800	$147,728,265
Shinsei Bank Ltd.(a)	716,300	8,741,493
Shionogi & Co. Ltd.	995,800	55,212,028
Shiseido Co. Ltd.	1,487,800	88,737,910
Shizuoka Bank Ltd. (The)	1,647,000	10,072,829
Showa Denko KK	496,400	11,024,922
SMC Corp.(c)	208,900	95,722,635
Softbank Corp.	6,213,500	85,066,293
SoftBank Group Corp.	5,821,200	252,205,729
Sohgo Security Services Co. Ltd.	272,100	13,155,253
Sompo Holdings Inc.	1,252,450	40,992,893
Sony Corp.	4,722,700	306,146,317
Sony Financial Holdings Inc.	563,900	10,894,631
Square Enix Holdings Co. Ltd.	337,200	13,890,363
Stanley Electric Co. Ltd.	479,600	11,100,295
Subaru Corp.	2,278,400	46,341,422
SUMCO Corp.	916,200	13,280,123
Sumitomo Chemical Co. Ltd.	5,490,300	17,148,363
Sumitomo Corp.	4,407,700	50,636,924
Sumitomo Dainippon Pharma Co. Ltd.	597,000	8,363,080
Sumitomo Electric Industries Ltd.	2,793,300	29,086,263
Sumitomo Heavy Industries Ltd.	409,400	8,782,565
Sumitomo Metal Mining Co. Ltd.	855,800	21,756,135
Sumitomo Mitsui Financial Group Inc.	4,841,300	128,757,256
Sumitomo Mitsui Trust Holdings Inc.	1,180,260	34,888,501
Sumitomo Realty & Development Co. Ltd.	1,237,300	33,710,886
Sumitomo Rubber Industries Ltd.	623,400	6,138,684
Sundrug Co. Ltd.	266,000	9,191,284
Suntory Beverage & Food Ltd.	513,000	19,453,079
Suzuken Co. Ltd.	268,424	10,442,267
Suzuki Motor Corp.(c)	1,370,600	44,462,631
Sysmex Corp.	618,700	43,046,037
T&D Holdings Inc.	1,980,800	17,393,475
Taiheiyo Cement Corp.	451,700	9,031,043
Taisei Corp.	747,400	23,658,755
Taisho Pharmaceutical Holdings Co. Ltd.	124,900	7,860,635
Taiyo Nippon Sanso Corp.	476,600	7,496,528
Takeda Pharmaceutical Co. Ltd.	5,562,310	201,977,367
TDK Corp.	477,800	41,911,105
Teijin Ltd.	657,600	10,607,939
Terumo Corp.	2,399,000	80,134,923
THK Co. Ltd.	451,300	11,002,376
Tobu Railway Co. Ltd.	714,800	24,498,452
Toho Co. Ltd.	420,600	13,923,636
Toho Gas Co. Ltd.	277,800	13,664,637
Tohoku Electric Power Co. Inc.	1,570,300	14,875,522
Tokio Marine Holdings Inc.	2,372,700	112,849,415
Tokyo Century Corp.	161,400	5,561,874
Tokyo Electric Power Co. Holdings Inc.(a)	5,613,700	19,056,185
Tokyo Electron Ltd.	589,400	126,439,762
Tokyo Gas Co. Ltd.	1,392,400	30,703,504
Tokyu Corp.	1,846,400	28,040,900
Tokyu Fudosan Holdings Corp.	2,232,600	11,169,785
Toppan Printing Co. Ltd.	1,036,400	15,623,293
Toray Industries Inc.	5,097,600	23,792,137
Toshiba Corp.	1,432,500	35,995,020
Tosoh Corp.	959,100	11,919,801
TOTO Ltd.	527,800	18,706,336
Toyo Seikan Group Holdings Ltd.	541,600	5,576,300
Toyo Suisan Kaisha Ltd.	331,800	16,010,548

Security	Shares	Value

Japan (continued)
Toyoda Gosei Co. Ltd.	235,100	$4,427,843
Toyota Industries Corp.	544,300	27,638,743
Toyota Motor Corp.	8,484,464	528,895,469
Toyota Tsusho Corp.	787,200	19,051,514
Trend Micro Inc.	464,500	23,760,368
Tsuruha Holdings Inc.	137,000	18,422,967
Unicharm Corp.	1,500,000	55,407,491
United Urban Investment Corp.	10,936	11,126,729
USS Co. Ltd.	806,180	12,891,643
Welcia Holdings Co. Ltd.	181,100	13,141,965
West Japan Railway Co.	599,800	37,395,302
Yakult Honsha Co. Ltd.	450,700	26,426,231
Yamada Denki Co. Ltd.	2,308,950	11,055,149
Yamaha Corp.	533,000	21,831,393
Yamaha Motor Co. Ltd.	1,021,400	13,400,890
Yamato Holdings Co. Ltd.	1,135,100	20,040,855
Yamazaki Baking Co. Ltd.	453,400	8,051,682
Yaskawa Electric Corp.	888,900	29,634,156
Yokogawa Electric Corp.	838,000	11,598,074
Yokohama Rubber Co. Ltd. (The)	464,300	6,039,569
Z Holdings Corp.	9,816,422	38,463,373
ZOZO Inc.	402,900	6,555,814

		11,683,072,366

Malta — 0.0%
BGP Holdings PLC(a)(b)	33,026,812	362

Netherlands — 4.2%
ABN AMRO Bank NV, CVA(d)	1,553,649	11,911,981
Adyen NV(a)(d)	38,849	38,347,235
Aegon NV	6,593,261	16,970,755
AerCap Holdings NV(a)(c)	458,619	12,896,366
Akzo Nobel NV	748,876	56,760,869
Altice Europe NV(a)	2,277,882	9,069,193
ArcelorMittal SA	2,454,132	26,885,480
ASML Holding NV	1,581,069	468,696,686
EXOR NV	398,900	21,797,695
Heineken Holding NV	427,276	33,274,469
Heineken NV	962,191	81,802,760
ING Groep NV	14,437,358	79,192,686
Just Eat Takeaway.com NV(a)(d)	426,862	43,490,746
Koninklijke Ahold Delhaize NV	4,086,477	99,186,335
Koninklijke DSM NV	673,462	82,431,586
Koninklijke KPN NV	13,243,592	30,636,048
Koninklijke Philips NV	3,361,436	146,221,906
Koninklijke Vopak NV	258,693	14,909,688
NN Group NV	1,143,020	33,063,990
NXP Semiconductors NV	1,037,771	103,330,858
Prosus NV(a)	1,809,712	137,127,024
Randstad NV	439,031	17,614,290
Unilever NV	5,450,223	272,095,664
Wolters Kluwer NV	1,013,348	74,497,824

		1,912,212,134

New Zealand — 0.3%
a2 Milk Co. Ltd.(a)	2,716,019	32,892,966
Auckland International Airport Ltd.	4,504,670	16,925,060
Fisher & Paykel Healthcare Corp. Ltd.	2,131,745	36,022,780
Fletcher Building Ltd.	3,081,031	7,033,115
Mercury NZ Ltd.	2,474,278	6,968,499
Meridian Energy Ltd.	4,707,199	13,039,437
Ryman Healthcare Ltd.	1,480,652	11,062,342

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

New Zealand (continued)
Spark New Zealand Ltd.	6,788,235	$18,594,726

		142,538,925

Norway — 0.5%
Aker BP ASA	398,862	6,638,886
DNB ASA	3,505,264	42,600,094
Equinor ASA	3,710,979	52,090,350
Gjensidige Forsikring ASA	733,121	12,984,417
Mowi ASA	1,776,042	30,499,912
Norsk Hydro ASA	4,937,305	12,643,343
Orkla ASA	2,766,981	25,109,698
Schibsted ASA, Class B	358,617	6,986,672
Telenor ASA	2,677,023	41,191,820
Yara International ASA	653,381	22,332,293

		253,077,485

Portugal — 0.2%
EDP — Energias de Portugal SA	9,485,915	40,001,197
Galp Energia SGPS SA	1,849,400	21,299,684
Jeronimo Martins SGPS SA	926,677	15,646,058

		76,946,939

Singapore — 1.2%
Ascendas REIT	10,591,864	22,346,974
CapitaLand Commercial Trust	9,878,652	11,298,309
CapitaLand Ltd.	9,475,800	20,261,532
CapitaLand Mall Trust	9,478,700	12,726,251
City Developments Ltd.	1,651,500	9,338,595
ComfortDelGro Corp. Ltd.	7,828,900	9,176,447
DBS Group Holdings Ltd.	6,643,100	94,193,561
Genting Singapore Ltd.	22,151,700	12,352,834
Jardine Cycle & Carriage Ltd.	355,654	5,080,771
Keppel Corp. Ltd.	5,367,500	22,801,485
Mapletree Commercial Trust	7,796,600	10,855,535
Oversea-Chinese Banking Corp. Ltd.	12,225,298	78,508,698
SATS Ltd.	2,429,900	5,661,769
Sembcorp Industries Ltd.(c)	3,426,100	3,942,802
Singapore Airlines Ltd.(c)	1,962,000	8,515,891
Singapore Exchange Ltd.	3,458,600	23,709,235
Singapore Press Holdings Ltd.(c)	6,794,750	7,336,805
Singapore Technologies Engineering Ltd.	5,683,800	13,849,140
Singapore Telecommunications Ltd.	30,136,185	60,584,928
Suntec REIT	6,915,300	6,877,474
United Overseas Bank Ltd.	4,878,200	70,485,606
UOL Group Ltd.	1,699,600	8,246,265
Venture Corp. Ltd.	1,000,300	11,262,879
Wilmar International Ltd.	7,038,800	17,850,761
Yangzijiang Shipbuilding Holdings Ltd.	8,916,200	6,238,870

		553,503,417

Spain — 2.4%
ACS Actividades de Construccion y Servicios SA	979,556	24,430,105
Aena SME SA(d)	249,257	31,532,788
Amadeus IT Group SA	1,595,687	76,761,432
Banco Bilbao Vizcaya Argentaria SA	24,715,603	80,861,066
Banco de Sabadell SA	20,845,757	8,632,913
Banco Santander SA	61,525,201	137,304,157
Bankia SA	4,444,011	4,520,957
Bankinter SA	2,444,815	10,079,260
CaixaBank SA	13,220,548	23,762,442
Cellnex Telecom SA(d)	928,237	48,598,157
Enagas SA	1,005,788	23,453,904
Endesa SA	1,177,789	26,123,150

Security	Shares	Value

Spain (continued)
Ferrovial SA	1,811,540	$45,239,292
Grifols SA	1,102,426	37,504,547
Iberdrola SA	22,831,945	228,571,529
Industria de Diseno Textil SA	4,050,719	103,154,482
Mapfre SA	3,921,143	7,176,657
Naturgy Energy Group SA	1,093,023	19,286,698
Red Electrica Corp. SA	1,753,500	30,835,366
Repsol SA	5,247,780	47,787,979
Siemens Gamesa Renewable Energy SA	875,028	13,005,733
Telefonica SA	17,349,987	79,434,371

		1,108,056,985

Sweden — 2.6%
Alfa Laval AB(a)	1,165,210	21,891,231
Assa Abloy AB, Class B	3,721,567	67,079,805
Atlas Copco AB, Class A	2,493,603	86,624,570
Atlas Copco AB, Class B	1,448,491	45,276,466
Boliden AB	1,014,289	20,800,443
Electrolux AB, Series B	830,965	11,472,646
Epiroc AB, Class A	2,440,102	24,512,942
Epiroc AB, Class B	1,448,867	14,362,284
Essity AB, Class B(a)	2,286,728	74,334,112
Hennes & Mauritz AB, Class B(c)	2,982,200	41,585,679
Hexagon AB, Class B	976,597	48,703,866
Husqvarna AB, Class B	1,536,467	9,306,392
ICA Gruppen AB	334,167	14,581,659
Industrivarden AB, Class C(a)	618,544	12,805,061
Investor AB, Class B	1,691,340	85,058,789
Kinnevik AB, Class B	893,616	18,481,288
L E Lundbergforetagen AB, Class B	281,417	11,876,494
Lundin Energy AB	686,099	17,821,209
Millicom International Cellular SA, SDR	363,796	9,572,403
Sandvik AB(a)	4,191,467	64,928,430
Securitas AB, Class B	1,155,017	13,652,501
Skandinaviska Enskilda Banken AB, Class A	6,041,332	49,692,912
Skanska AB, Class B(a)	1,257,789	24,100,583
SKF AB, Class B	1,411,429	22,478,067
Svenska Handelsbanken AB, Class A(a)	5,762,691	53,277,398
Swedbank AB, Class A	3,353,796	39,611,547
Swedish Match AB	631,059	39,127,829
Tele2 AB, Class B	1,852,406	24,010,423
Telefonaktiebolaget LM Ericsson, Class B	11,409,439	99,408,557
Telia Co. AB	10,164,502	35,122,854
Volvo AB, Class B	5,517,258	71,259,122

		1,172,817,562

Switzerland — 10.4%
ABB Ltd., Registered	6,835,029	129,774,549
Adecco Group AG, Registered	567,508	24,878,271
Alcon Inc.(a)	1,539,314	81,244,009
Baloise Holding AG, Registered	178,763	26,763,978
Barry Callebaut AG, Registered	11,010	21,583,091
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	3,961	30,882,790
Chocoladefabriken Lindt & Spruengli AG, Registered	409	34,240,481
Cie. Financiere Richemont SA, Registered	1,935,622	109,942,287
Clariant AG, Registered	731,080	13,532,346
Coca-Cola HBC AG	741,240	18,839,515
Credit Suisse Group AG, Registered	9,471,507	85,632,669
Dufry AG, Registered	152,905	4,979,334
EMS-Chemie Holding AG, Registered	30,138	19,532,009

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Switzerland (continued)
Geberit AG, Registered	136,745	$61,362,751
Givaudan SA, Registered	34,286	114,849,130
Julius Baer Group Ltd.	816,654	32,018,015
Kuehne + Nagel International AG, Registered	199,202	28,492,810
LafargeHolcim Ltd., Registered	1,819,604	75,487,690
Lonza Group AG, Registered	276,254	120,616,936
Nestle SA, Registered	11,053,466	1,167,018,790
Novartis AG, Registered	7,978,196	679,983,840
Pargesa Holding SA, Bearer	141,444	10,060,748
Partners Group Holding AG	68,711	54,091,714
Roche Holding AG, NVS	2,609,348	906,911,658
Schindler Holding AG, Participation Certificates, NVS	150,386	33,422,574
Schindler Holding AG, Registered	73,981	15,867,033
SGS SA, Registered	22,366	50,634,316
Sika AG, Registered	472,878	78,245,471
Sonova Holding AG, Registered	202,285	36,531,395
Straumann Holding AG, Registered	37,972	28,814,892
Swatch Group AG (The), Bearer	106,535	21,320,246
Swatch Group AG (The), Registered	189,114	7,363,523
Swiss Life Holding AG, Registered	124,294	44,030,584
Swiss Prime Site AG, Registered	279,971	26,600,363
Swiss Re AG	1,091,983	78,814,211
Swisscom AG, Registered	95,894	49,857,130
Temenos AG, Registered	240,073	31,241,951
UBS Group AG, Registered	14,476,661	155,093,690
Vifor Pharma AG	166,554	25,030,988
Zurich Insurance Group AG	555,199	176,773,199

		4,712,360,977

United Kingdom — 14.6%
3i Group PLC	3,605,237	35,652,147
Admiral Group PLC	707,295	20,787,024
Anglo American PLC	3,825,444	68,286,598
Antofagasta PLC	1,467,732	15,051,269
Ashtead Group PLC	1,692,187	46,424,093
Associated British Foods PLC	1,319,902	31,507,459
AstraZeneca PLC	4,873,431	511,562,079
Auto Trader Group PLC(d)	3,601,668	20,838,585
AVEVA Group PLC	240,608	10,834,630
Aviva PLC	14,551,597	44,381,581
BAE Systems PLC	11,905,573	76,346,943
Barclays PLC	64,160,274	85,703,386
Barratt Developments PLC	3,772,571	24,696,795
Berkeley Group Holdings PLC	449,861	23,735,699
BP PLC	75,298,023	297,373,628
British American Tobacco PLC	8,521,237	331,100,372
British Land Co. PLC (The)	3,324,760	16,967,661
BT Group PLC	31,200,188	45,670,752
Bunzl PLC	1,247,907	27,191,683
Burberry Group PLC	1,516,098	26,581,402
Carnival PLC	603,680	8,341,708
Centrica PLC	21,589,559	10,865,569
Coca-Cola European Partners PLC	847,383	33,590,262
Compass Group PLC	5,893,198	99,310,073
Croda International PLC	479,243	29,511,369
DCC PLC	364,517	26,014,563
Diageo PLC	8,718,021	302,403,223
Direct Line Insurance Group PLC	5,128,350	17,627,064
easyJet PLC	589,142	4,482,467
Evraz PLC	1,886,388	6,310,160
Experian PLC	3,374,798	101,141,649

Security	Shares	Value

United Kingdom (continued)
Ferguson PLC	840,554	$60,814,981
Fiat Chrysler Automobiles NV	4,071,724	35,749,426
G4S PLC	5,774,831	7,954,222
GlaxoSmithKline PLC	18,532,870	388,282,773
Glencore PLC	39,656,427	73,580,387
GVC Holdings PLC	2,159,249	20,535,718
Halma PLC	1,410,417	37,181,733
Hargreaves Lansdown PLC	1,232,120	22,387,319
HSBC Holdings PLC	75,457,293	390,230,211
Imperial Brands PLC	3,516,408	74,470,757
Informa PLC	4,641,183	25,711,466
InterContinental Hotels Group PLC	642,766	29,251,978
Intertek Group PLC	599,463	35,916,318
ITV PLC	13,483,949	13,011,110
J Sainsbury PLC	6,555,630	16,380,785
JD Sports Fashion PLC	1,616,992	10,797,610
Johnson Matthey PLC	718,063	18,046,654
Kingfisher PLC	7,828,955	15,533,465
Land Securities Group PLC	2,613,489	21,823,001
Legal & General Group PLC	22,159,072	57,186,433
Lloyds Banking Group PLC	259,877,902	105,681,799
London Stock Exchange Group PLC	1,169,307	109,968,996
M&G PLC	9,633,031	16,069,207
Marks & Spencer Group PLC	7,235,142	8,405,093
Meggitt PLC	2,891,271	10,185,809
Melrose Industries PLC	18,012,694	22,670,337
Micro Focus International PLC	1,257,383	7,639,766
Mondi PLC	1,804,224	32,088,202
National Grid PLC	12,930,163	152,297,818
Next PLC	494,916	29,502,650
NMC Health PLC(a)(b)	473,933	6
Ocado Group PLC(a)	1,689,837	34,199,546
Pearson PLC	2,901,565	16,828,177
Persimmon PLC	1,184,503	32,944,322
Prudential PLC	9,658,636	137,484,321
Reckitt Benckiser Group PLC	2,635,338	220,386,843
RELX PLC	7,201,903	163,196,297
Rentokil Initial PLC	6,871,005	41,106,377
Rio Tinto PLC	4,182,428	194,376,091
Rolls-Royce Holdings PLC	6,439,206	26,802,917
Royal Bank of Scotland Group PLC	17,877,117	24,928,264
Royal Dutch Shell PLC, Class A	15,529,352	259,540,432
Royal Dutch Shell PLC, Class B	13,871,087	225,072,450
RSA Insurance Group PLC	3,834,868	17,471,652
Sage Group PLC (The)	4,048,012	32,678,159
Schroders PLC	461,797	15,459,229
Segro PLC	4,072,715	42,617,559
Severn Trent PLC	883,884	26,645,813
Smith & Nephew PLC	3,250,380	63,875,954
Smiths Group PLC	1,467,978	22,969,531
Spirax-Sarco Engineering PLC	273,811	30,144,039
SSE PLC	3,843,830	60,605,215
St. James’s Place PLC	1,979,219	21,255,108
Standard Chartered PLC	10,079,781	51,810,111
Standard Life Aberdeen PLC	8,703,618	24,273,051
Taylor Wimpey PLC	12,169,000	22,571,256
Tesco PLC	36,380,961	107,885,383
Unilever PLC	4,120,311	213,187,366
United Utilities Group PLC	2,526,464	28,750,920
Vodafone Group PLC	99,440,598	140,656,592

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Weir Group PLC (The)	964,569	$11,614,233
Whitbread PLC	496,023	18,644,635
Wm Morrison Supermarkets PLC	8,898,709	20,540,637
WPP PLC	4,691,723	36,762,042

		6,636,932,445

Total Common Stocks — 98.2% (Cost: $51,953,426,696)		44,636,938,928

Preferred Stocks

Germany — 0.6%
Bayerische Motoren Werke AG, Preference Shares, NVS	208,982	9,892,969
Fuchs Petrolub SE, Preference Shares, NVS	254,596	9,888,339
Henkel AG & Co. KGaA, Preference Shares, NVS	660,787	58,653,502
Porsche Automobil Holding SE, Preference Shares, NVS	566,849	28,578,629
Sartorius AG, Preference Shares, NVS	131,943	37,112,004
Volkswagen AG, Preference Shares, NVS	688,737	96,725,774

		240,851,217

Italy — 0.0%
Telecom Italia SpA/Milano, Preference Shares, NVS	22,067,134	8,783,425

Total Preferred Stocks — 0.6% (Cost: $336,337,843)		249,634,642

Short-Term Investments

Money Market Funds — 1.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.89%(e)(f)(g)	425,846,086	426,314,516

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.18%(e)(f)	12,190,000	$12,190,000

		438,504,516

Total Short-Term Investments — 1.0% (Cost: $438,000,391)		438,504,516

Total Investments in Securities — 99.8% (Cost: $52,727,764,930)		45,325,078,086

Other Assets, Less Liabilities — 0.2%		111,632,655

Net Assets — 100.0%		$45,436,710,741

(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)	All or a portion of this security is on loan.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended April 30, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 07/31/19	Net Activity	Shares Held at 04/30/20	Value at 04/30/20	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	366,972,686	58,873,400	425,846,086	$426,314,516	$4,106,933	(b)	$(89,925)	$408,809
BlackRock Cash Funds: Treasury, SL Agency Shares	15,711,000	(3,521,000)	12,190,000	12,190,000	191,430		—	—

				$438,504,516	$4,298,363		$(89,925)	$408,809

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
ASX SPI 200 Index	785	06/18/20	$71,181	$5,522,443
Euro STOXX 50 Index	6,620	06/19/20	209,333	18,156,620
FTSE 100 Index	1,610	06/19/20	119,511	9,692,724
TOPIX Index	1,168	06/11/20	158,813	8,947,346

				$42,319,133

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® MSCI EAFE ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$42,987,453,302	$1,598,017,422	$51,468,204	$44,636,938,928
Preferred Stocks	249,634,642	—	—	249,634,642
Money Market Funds	438,504,516	—	—	438,504,516

	$43,675,592,460	$1,598,017,422	$51,468,204	$45,325,078,086

Derivative financial instruments(a)
Assets
Futures Contracts	$42,319,133	$—	$—	$42,319,133

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

ADR	American Depositary Receipt

NVS	Non-Voting Shares

SDR	Swedish Depositary Receipt

10